Corporate income tax and deferred taxes assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred taxes [Line Items]
Deferred tax assets	€ 1,159	€ 1,006
Deferred tax liabilities	1,239	1,086
Deferred taxes assets [Member]
Deferred taxes [Line Items]
Deferred tax assets	1,159	1,006	€ 784
Prior years transfers and others deferred taxes	(131)	80
Deferred tax expense (income) recognised in profit or loss	105	186
Deferred tax relating to items credited (charged) directly to equity	145	(42)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	34	(2)
Deferred taxes assets [Member] | Tax credits [Member]
Deferred taxes [Line Items]
Deferred tax assets	537	503	370
Prior years transfers and others deferred taxes	(40)	26
Deferred tax expense (income) recognised in profit or loss	48	119
Deferred tax relating to items credited (charged) directly to equity	0	0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	26	(13)
Deferred taxes assets [Member] | Differences between tax and accounting [Member]
Deferred taxes [Line Items]
Deferred tax assets	377	422	274
Prior years transfers and others deferred taxes	(93)	46
Deferred tax expense (income) recognised in profit or loss	38	87
Deferred tax relating to items credited (charged) directly to equity	3	4
Increase (decrease) through net exchange differences, deferred tax liability (asset)	7	11
Deferred taxes assets [Member] | Equity measurement adjustment [Member]
Deferred taxes [Line Items]
Deferred tax assets	197	48	86
Prior years transfers and others deferred taxes	2	(1)
Deferred tax expense (income) recognised in profit or loss	4	11
Deferred tax relating to items credited (charged) directly to equity	143	(47)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0	0
Deferred taxes assets [Member] | Other items [Member]
Deferred taxes [Line Items]
Deferred tax assets	48	33	55
Prior years transfers and others deferred taxes	0	9
Deferred tax expense (income) recognised in profit or loss	15	(31)
Deferred tax relating to items credited (charged) directly to equity	0	1
Increase (decrease) through net exchange differences, deferred tax liability (asset)	1	0
Deferred taxes liabilities [Member]
Deferred taxes [Line Items]
Deferred tax liabilities	1,239	1,086	924
Prior years transfers and others deferred taxes	(194)		58
Deferred tax expense (income) recognised in profit or loss	133		121
Deferred tax relating to items credited (charged) directly to equity	158		3
Increase (decrease) through net exchange differences, deferred tax liability (asset)	57		(20)
Deferred taxes liabilities [Member] | Differences between tax and accounting [Member]
Deferred taxes [Line Items]
Deferred tax assets	322	242
Deferred tax liabilities	548	561	378
Prior years transfers and others deferred taxes	(169)		65
Deferred tax expense (income) recognised in profit or loss	119		131
Deferred tax relating to items credited (charged) directly to equity	2		0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	35		(13)
Deferred taxes liabilities [Member] | Equity measurement adjustment [Member]
Deferred taxes [Line Items]
Deferred tax liabilities	234	69	64
Prior years transfers and others deferred taxes	1		2
Deferred tax expense (income) recognised in profit or loss	5		1
Deferred tax relating to items credited (charged) directly to equity	156		3
Increase (decrease) through net exchange differences, deferred tax liability (asset)	2		(1)
Deferred taxes liabilities [Member] | Other items [Member]
Deferred taxes [Line Items]
Deferred tax liabilities	134	126	145
Prior years transfers and others deferred taxes	(9)		(22)
Deferred tax expense (income) recognised in profit or loss	15		0
Deferred tax relating to items credited (charged) directly to equity	0		0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	2		2
Deferred taxes liabilities [Member] | Deferred taxes on goodwill [Member]
Deferred taxes [Line Items]
Deferred tax assets	18	21
Deferred tax liabilities	22	22	21
Prior years transfers and others deferred taxes	(1)		0
Deferred tax expense (income) recognised in profit or loss	1		1
Deferred tax relating to items credited (charged) directly to equity	0		0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0		0
Deferred taxes liabilities [Member] | Deferred fair value adjustment [Member]
Deferred taxes [Line Items]
Deferred tax liabilities	301	€ 308	315
Prior years transfers and others deferred taxes	(17)		13
Deferred tax expense (income) recognised in profit or loss	(7)		(12)
Deferred tax relating to items credited (charged) directly to equity	0		0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	€ 17		€ (8)